UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02968-99

Name of Registrant: Vanguard Trustees’ Equity Fund

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments (unaudited)

As of January 31, 2019

	Shares	Market Value ($000)
Common Stocks (95.1%)[1]
Australia (1.5%)
BHP Group Ltd.	3,527,066	90,057
QBE Insurance Group Ltd.	6,133,207	47,996
		138,053
Belgium (1.0%)
Anheuser-Busch InBev SA/NV	1,294,706	98,921

Brazil (1.2%)
BB Seguridade Participacoes SA	5,459,400	46,501
Cia de Saneamento Basico do Estado de Sao Paulo	3,142,900	37,445
Cielo SA	9,517,720	31,170
		115,116
Canada (3.1%)
Rogers Communications Inc. Class B	1,532,800	82,919
Suncor Energy Inc.	2,515,200	81,125
Canadian Natural Resources Ltd.	2,054,300	55,143
Canadian National Railway Co. (Toronto Shares)	533,400	44,512
National Bank of Canada	696,200	32,745
		296,444
China (5.0%)
Tencent Holdings Ltd.	2,935,200	130,659
China Mobile Ltd.	9,645,000	101,440
Lenovo Group Ltd.	123,668,000	90,284
Ping An Insurance Group Co. of China Ltd.	6,886,000	67,039
Shanghai Fosun Pharmaceutical Group Co. Ltd.	16,158,500	49,478
* 58.com Inc. ADR	561,215	35,581
		474,481
Denmark (0.9%)
Carlsberg A/S Class B	450,052	51,524
* Genmab A/S	129,791	18,920
Pandora A/S	416,969	18,108
		88,552
Finland (1.6%)
Nokia Oyj	13,201,731	83,405
Sampo Oyj Class A	1,602,324	73,412
		156,817
France (7.7%)
Sanofi	1,492,068	129,689
Safran SA	739,899	97,216
^ TOTAL SA	1,592,466	87,302
BNP Paribas SA	1,466,499	69,111
Vivendi SA	2,158,000	55,027
Vinci SA	590,263	51,938
Ingenico Group SA	927,359	50,549
Atos SE	539,539	49,195
* Ubisoft Entertainment SA	551,142	48,912
Cie Generale des Etablissements Michelin SCA	380,661	41,348
ArcelorMittal	1,343,988	31,043

Natixis SA	3,560,935	18,254
		729,584
Germany (4.8%)
SAP SE	1,027,373	106,237
E.ON SE	7,248,202	80,574
Volkswagen AG Preference Shares	416,700	71,076
* Commerzbank AG	9,209,473	66,285
Bayer AG	849,241	64,369
Fresenius Medical Care AG & Co. KGaA	638,078	46,931
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	109,170	24,363
		459,835
Hong Kong (2.5%)
CK Hutchison Holdings Ltd.	7,797,692	78,750
Swire Pacific Ltd. Class A	6,451,850	76,411
Galaxy Entertainment Group Ltd.	10,278,000	71,562
Li & Fung Ltd.	38,162,000	6,486
		233,209
India (2.4%)
ICICI Bank Ltd. ADR	17,901,073	182,770
* State Bank of India	11,642,309	48,249
		231,019
Indonesia (0.8%)
Bank Negara Indonesia Persero Tbk PT	61,800,500	40,322
Telekomunikasi Indonesia Persero Tbk PT ADR	1,274,868	35,658
		75,980
Ireland (0.4%)
* Ryanair Holdings plc ADR	581,314	41,273

Italy (1.1%)
Eni SPA	5,275,379	89,449
UniCredit SPA	1,135,386	13,126
		102,575
Japan (17.8%)
Sumitomo Mitsui Financial Group Inc.	3,856,600	143,473
Tokyo Electron Ltd.	693,100	101,207
East Japan Railway Co.	941,200	87,202
Panasonic Corp.	8,435,300	82,600
Sumitomo Mitsui Trust Holdings Inc.	2,118,800	80,259
Japan Post Holdings Co. Ltd.	5,473,800	67,290
Makita Corp.	1,841,100	65,234
Fujitsu Ltd.	950,930	63,822
Sumitomo Electric Industries Ltd.	4,439,000	63,249
Daiwa House Industry Co. Ltd.	1,949,400	63,202
Komatsu Ltd.	2,211,400	58,231
Alps Alpine Co. Ltd.	2,761,300	58,210
Japan Tobacco Inc.	2,295,300	58,107
Nidec Corp.	462,400	55,607
Mitsubishi Corp.	1,855,800	54,390
Sumitomo Realty & Development Co. Ltd.	1,417,877	54,149
Omron Corp.	1,220,900	50,140
DeNA Co. Ltd.	2,726,500	48,243
Nomura Holdings Inc.	12,169,400	47,519
Ryohin Keikaku Co. Ltd.	175,600	41,852
Kao Corp.	535,500	37,859
Yahoo Japan Corp.	13,049,500	35,272

	Ulvac Inc.	947,400	31,252
	Keyence Corp.	55,200	28,407
	ITOCHU Corp.	1,434,100	26,307
	Suzuki Motor Corp.	492,800	25,734
	Honda Motor Co. Ltd.	827,700	24,849
	Sumitomo Chemical Co. Ltd.	4,359,900	22,744
	Hitachi Ltd.	677,400	21,310
	Toyota Motor Corp.	345,709	21,279
	Teijin Ltd.	1,227,300	21,211
	Hino Motors Ltd.	1,950,100	19,579
	Yamato Kogyo Co. Ltd.	701,000	18,306
	Daiwa Securities Group Inc.	3,414,000	17,027
			1,695,122
Netherlands (2.4%)
	Wolters Kluwer NV	1,302,919	81,031
	ING Groep NV	6,379,198	75,695
2	ABN AMRO Group NV	1,749,003	43,614
	NXP Semiconductors NV	276,550	24,068
*	RELX plc (XAMS)	235,169	5,197
			229,605
Norway (1.5%)
	Telenor ASA	2,987,184	56,553
	Equinor ASA	2,182,514	49,906
	DNB ASA	2,192,488	38,915
			145,374
Other (0.4%)
3	Vanguard FTSE All-World ex-US ETF	718,406	35,223

Russia (0.5%)
*	Yandex NV Class A	1,419,215	47,657

Singapore (2.3%)
	DBS Group Holdings Ltd.	7,847,300	139,859
	Singapore Telecommunications Ltd.	35,267,900	79,297
			219,156
South Africa (0.8%)
	Sanlam Ltd.	8,552,492	54,364
	Mr Price Group Ltd.	1,554,975	26,175
			80,539
South Korea (3.2%)
	Samsung Electronics Co. Ltd.	3,950,044	164,694
	Samsung SDI Co. Ltd.	267,512	53,999
	Hana Financial Group Inc.	984,207	35,389
	E-MART Inc.	178,078	30,760
	Shinhan Financial Group Co. Ltd.	561,096	21,702
			306,544
Spain (3.0%)
	Telefonica SA	8,601,559	73,987
	Red Electrica Corp. SA	3,190,915	73,537
	Banco Bilbao Vizcaya Argentaria SA	11,274,401	66,916
^	Banco Santander SA	10,998,506	52,162
	Mapfre SA	7,131,176	19,842
			286,444
Sweden (1.4%)
	Assa Abloy AB Class B	4,211,428	78,476

* Nordea Bank Abp	5,671,872	51,622
		130,098
Switzerland (6.8%)
Novartis AG	2,675,617	233,583
Roche Holding AG	627,546	166,950
Credit Suisse Group AG	6,226,274	75,683
Adecco Group AG	1,221,508	61,211
LafargeHolcim Ltd. (Swiss Shares)	1,257,065	59,117
Sonova Holding AG	162,600	30,516
Cie Financiere Richemont SA	370,591	25,544
		652,604
Taiwan (1.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,040,425	76,761
Taiwan Semiconductor Manufacturing Co. Ltd.	6,209,404	46,061
Silicon Motion Technology Corp. ADR	1,148,762	44,767
		167,589
Thailand (1.3%)
Bangkok Bank PCL	13,166,800	90,857
Kasikornbank PCL (Foreign)	4,662,600	30,222
		121,079
United Kingdom (14.6%)
Royal Dutch Shell plc Class A (XAMS)	5,745,016	177,664
AstraZeneca plc	1,635,922	118,511
Vodafone Group plc	63,021,986	114,940
Kingfisher plc	35,760,377	104,470
Tesco plc	34,454,090	100,864
Prudential plc	5,125,284	100,232
BP plc	14,362,003	98,110
Compass Group plc	3,754,485	80,341
Barclays plc	35,577,925	74,158
RELX plc (XLON)	3,272,420	72,483
Unilever plc	1,217,637	63,968
Ferguson plc	788,057	52,771
HSBC Holdings plc	5,877,471	49,490
WPP plc	4,000,681	45,782
Lloyds Banking Group plc	43,499,827	33,163
Whitbread plc	427,702	27,405
Royal Dutch Shell plc Class A (XLON)	827,596	25,656
ITV plc	13,373,047	22,701
Ashtead Group plc	655,454	16,626
Babcock International Group plc	2,143,115	14,927
		1,394,262
United States (3.3%)
Accenture plc Class A	652,390	100,175
Aon plc	548,555	85,701
Medtronic plc	1,101,385	97,351
RenaissanceRe Holdings Ltd.	180,525	24,918
		308,145
Total Common Stocks (Cost $8,947,773)		9,061,300

		Coupon
Temporary Cash Investments (4.6%)[1]
Money Market Fund (4.5%)
4,5	Vanguard Market Liquidity Fund	2.572%		4,286,064	428,606

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	2.314%	2/28/19	6,000	5,990
6	United States Treasury Bill	2.365%	3/21/19	2,500	2,492
6	United States Treasury Bill	2.479%	5/9/19	5,000	4,968
					13,450
Total Temporary Cash Investments (Cost $442,042)					442,056
Total Investments (99.7%) (Cost $9,389,815)					9,503,356
Other Assets and Liabilities-Net (0.3%)5,7					28,885
Net Assets (100%)					9,532,241

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $38,051,000.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.5% and 3.2%, respectively, of net assets.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the value of this security represented 0.5% of net assets.

3     Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

4     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5     Includes $40,601,000 of collateral received for securities on loan.

6     Securities with a value of $9,158,000 have been segregated as initial margin for open futures contracts.

7     Cash of $580,000 has been segregated as collateral for open forward currency contracts.

ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2019	1,351	48,742	2,393
Topix Index	March 2019	275	39,587	1,853
FTSE 100 Index	March 2019	272	24,625	869
S&P ASX 200 Index	March 2019	231	24,364	1,415
				6,530

International Value Fund

Forward Currency Contracts
		Contract Amount (000)
Counterparty	Contract Settlement Date		Receive		Deliver	Unrealized Appreciation (Depreciation) ($000)
Morgan Stanley Capital Services LLC	3/20/19	EUR	44,250	USD	51,097	(244)
Morgan Stanley Capital Services LLC	3/12/19	JPY	5,335,239	USD	47,462	1,670
BNP Paribas	3/20/19	EUR	25,307	USD	28,994	89
Barclays Bank plc	3/20/19	GBP	20,975	USD	26,694	883
Morgan Stanley Capital Services LLC	3/26/19	AUD	34,765	USD	24,810	479
Citibank, N.A.	3/12/19	JPY	1,859,760	USD	16,954	172
Citibank, N.A.	3/26/19	AUD	13,848	USD	9,772	302
Citibank, N.A.	3/20/19	GBP	7,648	USD	9,733	321
JPMorgan Chase Bank, N.A.	3/12/19	JPY	507,790	USD	4,738	(61)
BNP Paribas	3/20/19	GBP	3,534	USD	4,491	155
Barclays Bank plc	3/26/19	AUD	5,577	USD	3,907	150
JPMorgan Chase Bank, N.A.	3/12/19	USD	22,612	JPY	2,522,075	(615)
Citibank, N.A.	3/26/19	USD	16,542	AUD	22,933	(139)
Citibank, N.A.	3/20/19	USD	13,311	EUR	11,538	51
BNP Paribas	3/20/19	USD	13,012	EUR	11,342	(23)
Credit Suisse International	3/12/19	USD	8,745	JPY	950,075	(4)
BNP Paribas	3/20/19	USD	7,511	EUR	6,510	30
Morgan Stanley Capital Services LLC	3/20/19	USD	6,423	GBP	4,874	15
BNP Paribas	3/20/19	USD	6,409	GBP	5,040	(218)
Bank of America, N.A.	3/20/19	USD	3,850	GBP	3,022	(124)
Citibank, N.A.	3/20/19	USD	1,377	GBP	1,083	(46)
						2,843

AUD—Australian dollar.

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At January 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $755,000 and cash of $2,580,000 in connection with open forward currency contracts.

International Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the

International Value Fund

fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	1,128,348	7,932,952	—
Temporary Cash Investments	428,606	13,450	—
Futures Contracts—Assets[1]	1,352	—	—
Futures Contracts—Liabilities[1]	(178)	—	—
Forward Currency Contracts—Assets	—	4,317	—
Forward Currency Contracts—Liabilities	—	(1,474)	—
Total	1,558,128	7,949,245	—

1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $99,350,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period.

E. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2019 Market Value ($000)
Vanguard FTSE All-World ex-US ETF	34,290	—	—	—	933	320	—	35,223
Vanguard Market Liquidity Fund	568,331	NA1	NA1	8	(10)	2,767	—	428,606
Total	602,621	—	—	8	923	3,087	—	463,829

1       Not applicable—purchases and sales are for temporary cash investment purposes.

Diversified Equity Fund

Schedule of Investments (unaudited)

As of January 31, 2019

	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	7,422,716	334,096
Vanguard Morgan Growth Fund Investor Shares	8,880,137	253,350
Vanguard U.S. Growth Fund Investor Shares	6,860,051	252,038
Vanguard Windsor Fund Investor Shares	12,648,992	251,589
Vanguard Windsor II Fund Investor Shares	7,431,011	249,756
Vanguard Explorer Fund Investor Shares	1,794,533	167,089
Vanguard Capital Value Fund	6,831,194	84,434
Vanguard Mid-Cap Growth Fund	3,338,351	84,160
Total Investments (100.0%) (Cost $1,252,780)		1,676,512
Other Assets and Liabilities-Net (0.0%)		9
Net Assets (100%)		1,676,521

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At January 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Diversified Equity Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2019 Market Value ($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	1	—	—
Vanguard Capital Value Fund	85,721	3,333	3,154	(175)	(1,291)	2,000	—	84,434
Vanguard Explorer Fund	169,410	17,553	6,058	(555)	(13,261)	475	14,750	167,089
Vanguard Growth and Income Fund	341,967	23,661	9,110	(71)	(22,351)	3,023	17,896	334,096
Vanguard Mid-Cap Growth Fund	84,689	11,004	3,692	(530)	(7,311)	300	9,554	84,160
Vanguard Morgan Growth Fund	256,583	24,135	7,808	(41)	(19,519)	1,601	21,386	253,350
Vanguard U.S. Growth Fund	258,175	22,040	12,841	(269)	(15,067)	842	19,733	252,038
Vanguard Windsor Fund	256,091	25,753	7,741	(238)	(22,276)	2,865	22,316	251,589
Vanguard Windsor II Fund	256,309	23,990	5,959	1	(24,585)	3,156	18,586	249,756
Total	1,708,945	151,469	56,363	(1,878)	(125,661)	14,263	124,221	1,676,512

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments (unaudited)

As of January 31, 2019

	Shares	Market Value ($000)
Common Stocks (93.0%)[1]
Argentina (0.6%)
YPF SA ADR	175,600	2,871
Banco Macro SA ADR	12,604	729
		3,600
Brazil (8.1%)
Itau Unibanco Holding SA ADR	542,427	5,771
Petroleo Brasileiro SA ADR	341,590	5,568
Petroleo Brasileiro SA ADR Preference Shares	380,184	5,376
Banco Bradesco SA ADR	329,591	4,094
*,^ BRF SA ADR	623,922	4,055
Cia de Saneamento Basico do Estado de Sao Paulo	329,289	3,923
Itau Unibanco Holding SA Preference Shares	318,072	3,384
Telefonica Brasil SA ADR	236,263	3,166
Banco Bradesco SA Preference Shares	221,300	2,748
Ultrapar Participacoes SA	156,148	2,451
Cia de Saneamento do Parana	92,320	1,875
Lojas Renner SA	136,445	1,705
Cia Energetica de Minas Gerais Preference Shares	437,300	1,663
Braskem SA Preference Shares	82,500	1,183
B3 SA - Brasil Bolsa Balcao	134,700	1,163
Kroton Educacional SA	298,900	937
Localiza Rent a Car SA	90,800	830
Magazine Luiza SA	14,200	698
Vale SA Class B ADR	55,001	684
Gerdau SA Preference Shares	138,300	594
Suzano Papel e Celulose SA	43,400	547
Atacadao Distribuicao Comercio e Industria Ltda	69,800	383
Petroleo Brasileiro SA	26,000	211
Raia Drogasil SA	6,950	118
Petroleo Brasileiro SA Preference Shares	7,900	56
		53,183
Canada (0.3%)
Lundin Mining Corp.	210,700	962
* Valeura Energy Inc.	264,800	641
* Kinross Gold Corp.	153,729	516
		2,119
China (29.9%)
Tencent Holdings Ltd.	720,051	32,053
* Alibaba Group Holding Ltd. ADR	116,900	19,697
Ping An Insurance Group Co. of China Ltd.	1,356,322	13,205
China Construction Bank Corp.	13,837,050	12,464
CNOOC Ltd.	5,403,276	9,031
Industrial & Commercial Bank of China Ltd.	10,138,882	7,877
China Merchants Bank Co. Ltd.	1,573,500	6,937
Lenovo Group Ltd.	7,326,000	5,348
Dongfeng Motor Group Co. Ltd.	4,414,000	4,627
China Shenhua Energy Co. Ltd.	1,682,500	4,282
China Resources Power Holdings Co. Ltd.	2,070,000	4,149
China Oilfield Services Ltd.	3,683,736	3,650

	CNOOC Ltd. ADR	20,982	3,510
	Huadian Power International Corp. Ltd.	7,384,000	3,438
	China Longyuan Power Group Corp. Ltd.	4,091,980	3,063
	China Mobile Ltd.	289,500	3,045
*	Baidu Inc. ADR	17,352	2,996
	Guangzhou R&F Properties Co. Ltd.	1,410,400	2,814
	China Agri-Industries Holdings Ltd.	7,818,000	2,784
	Wuliangye Yibin Co. Ltd. Class A	249,300	2,256
	Brilliance China Automotive Holdings Ltd.	2,328,000	2,204
	China Railway Group Ltd.	2,273,000	2,129
*,2	China Tower Corp. Ltd.	9,710,000	2,085
	China National Building Material Co. Ltd.	2,426,000	1,936
	Grand Baoxin Auto Group Ltd.	6,169,000	1,902
	China Petroleum & Chemical Corp.	2,221,682	1,858
	Sinopharm Group Co. Ltd.	408,000	1,823
	China Vanke Co. Ltd.	419,600	1,702
	Shimao Property Holdings Ltd.	586,136	1,669
	Anhui Conch Cement Co. Ltd.	298,000	1,625
	Longfor Group Holdings Ltd.	509,701	1,588
	China International Travel Service Corp. Ltd. Class A	193,848	1,586
	ENN Energy Holdings Ltd.	153,412	1,469
	China Pacific Insurance Group Co. Ltd.	415,300	1,462
*	Weibo Corp. ADR	23,400	1,419
	ZTE Corp.	682,200	1,383
	China Dongxiang Group Co. Ltd.	9,032,000	1,373
	China Telecom Corp. Ltd.	2,328,980	1,264
*,2	WuXi AppTec Co. Ltd.	117,835	1,201
	Shenzhou International Group Holdings Ltd.	87,000	1,025
*,^	Tencent Music Entertainment Group ADR	67,444	1,008
	CIFI Holdings Group Co. Ltd.	1,432,885	948
*,^	Pinduoduo Inc. ADR	32,257	942
	Haier Electronics Group Co. Ltd.	327,000	939
*,2	Jiangxi Ganfeng Lithium Co. Ltd.	548,573	888
	Ping An Bank Co. Ltd. Class A	504,191	841
	China Overseas Land & Investment Ltd.	216,296	816
*	Ctrip.com International Ltd. ADR	23,982	799
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	175,200	791
	Ping An Bank Co. Ltd. Class A	455,500	760
	Dah Chong Hong Holdings Ltd.	2,037,903	752
	Geely Automobile Holdings Ltd.	415,000	706
	Sinopec Shanghai Petrochemical Co. Ltd.	1,320,000	627
*,§,2	Tianhe Chemicals Group Ltd.	4,142,000	618
	Kingsoft Corp. Ltd.	304,000	582
	Guangdong Investment Ltd.	254,848	487
	Sunny Optical Technology Group Co. Ltd.	39,000	387
	BBMG Corp.	1,101,000	378
	Shandong Weigao Group Medical Polymer Co. Ltd.	390,800	327
*,2	Innovent Biologics Inc.	127,000	317
*,2	Ascletis Pharma Inc.	359,904	298
	SSY Group Ltd.	311,000	280
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	91,295	280
	CSPC Pharmaceutical Group Ltd.	158,800	274
*	BeiGene Ltd. ADR	2,047	265
	Sinotrans Ltd.	491,000	226
	Hangzhou Tigermed Consulting Co. Ltd. Class A	28,416	185
	China Resources Medical Holdings Co. Ltd.	221,300	155

	China National Accord Medicines Corp. Ltd. Class A	6,600	39
			195,844
Colombia (0.1%)
*	CEMEX Latam Holdings SA	356,937	501

Czech Republic (0.7%)
	CEZ AS	116,833	2,949
	Komercni banka as	35,358	1,426
			4,375
Greece (0.3%)
*	Alpha Bank AE	1,119,691	1,123
	Hellenic Telecommunications Organization SA	60,805	762
			1,885
Hong Kong (2.4%)
	AIA Group Ltd.	280,301	2,531
	Want Want China Holdings Ltd.	2,772,000	2,246
	Galaxy Entertainment Group Ltd.	271,000	1,887
	Stella International Holdings Ltd.	1,374,500	1,725
	Pacific Basin Shipping Ltd.	7,646,975	1,518
2	Samsonite International SA	468,602	1,394
*	MMG Ltd.	2,405,400	887
	Minth Group Ltd.	220,000	770
	SITC International Holdings Co. Ltd.	751,000	689
	Singamas Container Holdings Ltd.	4,317,077	587
	Precision Tsugami China Corp. Ltd.	461,822	426
	AMVIG Holdings Ltd.	1,777,578	405
	Texwinca Holdings Ltd.	1,043,000	399
	Microport Scientific Corp.	249,037	240
*	Pentamaster International Ltd.	1,628,681	194
	China Mengniu Dairy Co. Ltd.	37,000	115
			16,013
Hungary (0.6%)
	OTP Bank Nyrt	100,005	4,126

India (8.5%)
	Reliance Industries Ltd.	604,948	10,479
	ICICI Bank Ltd. ADR	544,908	5,563
	ICICI Bank Ltd.	883,051	4,536
	Housing Development Finance Corp. Ltd.	160,304	4,344
*	State Bank of India	927,273	3,843
	Infosys Ltd. ADR	237,885	2,569
	Tata Consultancy Services Ltd.	84,382	2,394
	Mahindra & Mahindra Ltd.	190,129	1,823
	NTPC Ltd.	913,565	1,796
	NHPC Ltd.	4,359,267	1,536
	Bharti Infratel Ltd.	344,094	1,418
*	Punjab National Bank	1,293,241	1,415
	Godrej Consumer Products Ltd.	130,353	1,300
	Maruti Suzuki India Ltd.	13,087	1,226
	HDFC Bank Ltd. ADR	12,146	1,193
	Indiabulls Housing Finance Ltd.	115,484	1,085
	Jubilant Foodworks Ltd.	56,850	1,011
	Marico Ltd.	194,799	1,006
	Power Grid Corp. of India Ltd.	364,335	968
	Asian Paints Ltd.	42,582	848
*	Westlife Development Ltd.	150,465	806

	Indraprastha Gas Ltd.	186,703	746
	UltraTech Cement Ltd.	13,448	667
	Oberoi Realty Ltd.	94,319	591
	UPL Ltd.	50,978	565
	Bharat Electronics Ltd.	466,404	551
	Ambuja Cements Ltd.	172,260	509
2	ICICI Prudential Life Insurance Co. Ltd.	120,618	487
	TAKE Solutions Ltd.	203,228	401
*,2	Tejas Networks Ltd.	45,700	103
			55,779
Indonesia (2.2%)
	Bank Rakyat Indonesia Persero Tbk PT	18,396,400	5,099
	Bank Mandiri Persero Tbk PT	5,832,400	3,126
	Semen Indonesia Persero Tbk PT	2,427,600	2,206
	Bank Danamon Indonesia Tbk PT	2,950,300	1,924
	Bank Central Asia Tbk PT	632,080	1,279
	Hanjaya Mandala Sampoerna Tbk PT	3,148,700	864
			14,498
Japan (0.2%)
	Nexon Co. Ltd.	103,924	1,581

Kazakhstan (0.2%)
*,2	NAC Kazatomprom JSC GDR	79,870	1,138
*	NAC Kazatomprom JSC-GDR	1,293	19
			1,157
Kenya (0.1%)
	Equity Group Holdings PLC	780,900	317

Luxembourg (0.1%)
	Tenaris SA ADR	35,670	891

Malaysia (0.3%)
	Genting Malaysia Bhd.	2,053,300	1,655
	Inari Amertron Bhd.	480,641	177
			1,832
Mexico (2.1%)
	Grupo Financiero Banorte SAB de CV	577,714	3,207
*	Cemex SAB de CV ADR	576,797	3,138
	America Movil SAB de CV	1,809,600	1,449
	Wal-Mart de Mexico SAB de CV	532,700	1,398
*	Alpek SAB de CV	933,673	1,273
	Alfa SAB de CV Class A	918,500	1,156
	Gruma SAB de CV Class B	81,760	996
	Mexichem SAB de CV	272,079	727
	Grupo Mexico SAB de CV Class B	182,700	438
			13,782
Pakistan (0.2%)
	United Bank Ltd.	1,005,805	1,113

Peru (0.2%)
	Credicorp Ltd.	5,685	1,380

Philippines (0.1%)
	Pilipinas Shell Petroleum Corp.	360,551	332

*,2	CEMEX Holdings Philippines Inc.	1,267,942	65
			397
Poland (0.2%)
*	KGHM Polska Miedz SA	51,720	1,312

Portugal (0.0%)
	Galp Energia SGPS SA	15,805	247

Russia (6.1%)
	Lukoil PJSC ADR	148,608	11,933
	MMC Norilsk Nickel PJSC ADR	521,532	10,863
	Sberbank of Russia PJSC ADR	754,507	10,260
	Rosneft Oil Co. PJSC GDR	573,100	3,584
	Sberbank of Russia PJSC	411,285	1,375
	Magnit PJSC GDR	80,807	1,288
	Inter RAO UES PJSC	11,815,394	692
			39,995
Singapore (0.6%)
	Wilmar International Ltd.	1,626,800	4,029
*	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,242,476	—
			4,029
South Africa (3.4%)
	Naspers Ltd.	13,274	3,071
	Reunert Ltd.	568,327	3,017
	Sasol Ltd.	79,633	2,409
	AngloGold Ashanti Ltd. ADR	162,755	2,326
	FirstRand Ltd.	413,804	2,174
	Shoprite Holdings Ltd.	145,321	1,798
	Old Mutual Ltd.	1,017,253	1,765
	Foschini Group Ltd.	133,749	1,713
	Nedbank Group Ltd.	46,679	1,010
*	PPC Ltd.	1,996,163	836
	Vodacom Group Ltd.	83,520	760
	MTN Group Ltd.	109,850	719
*	Nampak Ltd.	669,951	706
	Aspen Pharmacare Holdings Ltd.	13,422	148
*	Harmony Gold Mining Co. Ltd.	70,229	141
			22,593
South Korea (7.8%)
	Samsung Electronics Co. Ltd.	270,973	11,298
	POSCO	17,617	4,349
*	Hyundai Heavy Industries Co. Ltd.	31,970	4,001
	Hyundai Motor Co.	33,318	3,884
	DB Insurance Co. Ltd.	61,458	3,838
	Hana Financial Group Inc.	97,716	3,514
	LG Chem Ltd.	7,169	2,378
*	Samsung Heavy Industries Co. Ltd.	278,886	2,291
	Shinhan Financial Group Co. Ltd.	56,440	2,183
	KB Financial Group Inc.	46,380	1,993
	Samsung Electronics Co. Ltd. Preference Shares	58,758	1,991
	Amorepacific Corp.	9,441	1,544
	Samsung Fire & Marine Insurance Co. Ltd.	4,913	1,205
	Doosan Bobcat Inc.	29,991	897
	Orion Corp.	8,468	865
	S-Oil Corp.	8,937	841
	Hyundai Marine & Fire Insurance Co. Ltd.	23,379	785

	CJ CheilJedang Corp.	2,467	760
	NAVER Corp.	5,577	684
	NCSoft Corp.	1,599	673
2	Netmarble Corp.	6,052	584
	LG Chem Ltd. Preference Shares	2,287	418
*	Hugel Inc.	620	187
			51,163
Taiwan (8.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,375,909	17,624
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	243,704	9,168
	Hon Hai Precision Industry Co. Ltd.	1,903,685	4,413
	Realtek Semiconductor Corp.	722,000	3,957
	Compal Electronics Inc.	5,909,000	3,543
	Catcher Technology Co. Ltd.	285,000	2,194
	United Microelectronics Corp.	4,904,600	1,873
	Lite-On Technology Corp.	847,000	1,265
	MediaTek Inc.	155,000	1,256
	E.Sun Financial Holding Co. Ltd.	1,297,992	910
	Globalwafers Co. Ltd.	86,718	858
	Far Eastern New Century Corp.	835,653	820
	Gourmet Master Co. Ltd.	105,486	741
	Airtac International Group	52,738	622
	Sino-American Silicon Products Inc.	268,416	591
	Formosa Sumco Technology Corp.	138,620	574
	Pegatron Corp.	314,000	536
	Delta Electronics Inc.	106,000	530
	Eclat Textile Co. Ltd.	42,000	483
	Chroma ATE Inc.	67,997	273
	Walsin Technology Corp.	45,987	266
	Vanguard International Semiconductor Corp.	93,831	208
	Bizlink Holding Inc.	32,884	196
	Yageo Corp.	17,408	190
	LandMark Optoelectronics Corp.	21,464	187
	Voltronic Power Technology Corp.	9,589	166
	Silergy Corp.	10,897	165
	Getac Technology Corp.	109,223	164
	Kingpak Technology Inc.	20,000	123
			53,896
Thailand (2.5%)
	Siam Commercial Bank PCL	1,417,500	6,046
	Bangkok Bank PCL	415,900	2,870
	Charoen Pokphand Foods PCL (Foreign)	2,983,700	2,607
	Kasikornbank PCL	358,000	2,298
	Thai Oil PCL (Foreign)	693,200	1,602
*	Precious Shipping PCL	1,899,677	500
	PTT PCL (Foreign)	123,400	192
			16,115
Turkey (0.9%)
	Akbank T.A.S.	3,080,716	4,231
	Turkiye Garanti Bankasi AS	547,551	960
	Tupras Turkiye Petrol Rafinerileri AS	14,499	390
	KOC Holding AS	87,014	292
			5,873
United Arab Emirates (0.7%)
	Union National Bank PJSC	1,659,553	2,346
	Abu Dhabi National Oil Co. for Distribution PJSC	1,525,339	960

	Abu Dhabi Commercial Bank PJSC	368,817	941
			4,247
United Kingdom (2.1%)
	Standard Chartered plc	477,308	3,850
	Antofagasta plc	203,494	2,326
*	Premier Oil plc	1,691,883	1,640
	KAZ Minerals plc	190,097	1,484
	Coca-Cola HBC AG	43,983	1,478
	Anglo American plc	46,914	1,199
	Commercial International Bank Egypt SAE GDR	122,303	594
*	Bank of Cyprus Holdings plc	404,101	520
*	Petra Diamonds Ltd.	774,771	335
	Hikma Pharmaceuticals plc	8,856	188
	NMC Health plc	5,378	182
	Ferrexpo plc	31,033	106
			13,902
United States (3.3%)
3	Vanguard FTSE Emerging Markets ETF	130,376	5,447
*	Azul SA ADR	78,381	2,371
*	Flex Ltd.	238,568	2,295
*	Yandex NV Class A	64,458	2,164
	Millicom International Cellular SA	29,988	1,878
	Cognizant Technology Solutions Corp. Class A	26,803	1,868
	Yum China Holdings Inc.	47,972	1,749
*	MercadoLibre Inc.	4,639	1,689
	Genpact Ltd.	51,966	1,550
	Southern Copper Corp.	11,928	401
	Kulicke & Soffa Industries Inc.		129
			21,541
Total Common Stocks (Cost $560,405)			609,286

		Coupon
Temporary Cash Investments (7.5%)[1]
Money Market Fund (7.1%)[1]
4,5	Vanguard Market Liquidity Fund	2.572%		464,957	46,496

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.4%)
6	United States Treasury Bill	2.374%	3/7/19	1,500	1,497
6	United States Treasury Bill	2.479%	5/9/19	1,500	1,490
					2,987
Total Temporary Cash Investments (Cost $49,481)					49,483
Total Investments (100.5%) (Cost $609,886)					658,769
Other Assets and Liabilities-Net (-0.5%)[5]					(3,262)
Net Assets (100%)					655,507

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,626,000.

§     Security value determined using significant unobservable inputs.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.9% and 3.6%, respectively, of net assets.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate value of these securities was $9,178,000, representing 1.4% of net assets.

3     Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

4     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5     Includes $2,781,000 of collateral received for securities on loan.

6     Securities with a value of $1,989,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	March 2019	487	25,923	1,646

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from

Emerging Markets Select Stock Fund

changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks—North and South America	69,759	26,347	—
Common Stocks—Other	52,346	460,216	618
Temporary Cash Investments	46,496	2,987	—
Futures Contracts—Assets[1]	334	—	—
Futures Contracts—Liabilities[1]	(17)	—	—
Total	168,918	489,550	618

1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $20,448,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period.

Additionally, based on values on the date of transfer, securities valued at $22,637,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

Emerging Markets Select Stock Fund

E. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2019 Market Value ($000)
Vanguard Market Liquidity Fund	26,414	NA1	NA1	—	—	186	—	46,496
Vanguard FTSE Emerging Markets ETF	6,247	1,145	2,476	(203)	734	36	—	5,447
Total	32,661			(203)	734	222	—	51,943

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Alternative Strategies Fund

Consolidated Schedule of Investments (unaudited)

As of January 31, 2019

		Shares	Market Value ($000)
Common Stocks—Long Positions (68.8%)
Communication Services (2.1%)
	Tribune Media Co. Class A	112,000	5,142
	Cable One Inc.	342	302
	AT&T Inc.	9,777	294
	Walt Disney Co.	2,575	287
	Verizon Communications Inc.	5,065	279
	John Wiley & Sons Inc. Class A	3,260	169
			6,473
Consumer Discretionary (4.4%)
	Nutrisystem Inc.	117,000	5,079
	Greencross Ltd.	601,787	2,410
	Navitas Ltd.	300,000	1,227
	Garmin Ltd.	4,569	316
	Wendy’s Co.	18,024	312
†	Home Depot Inc.	1,665	306
	Dollar General Corp.	2,629	303
*	Bright Horizons Family Solutions Inc.	2,618	303
	Genuine Parts Co.	2,990	298
	Yum! Brands Inc.	3,148	296
	Columbia Sportswear Co.	3,262	291
	Starbucks Corp.	4,240	289
	Choice Hotels International Inc.	3,645	288
	Graham Holdings Co. Class B	427	284
	Service Corp. International	6,597	283
†	McDonald’s Corp.	1,570	281
	Hilton Worldwide Holdings Inc.	3,650	272
	Carnival Corp.	4,391	253
	Aramark	7,154	236
	Marriott International Inc. Class A	2,022	232
	Leggett & Platt Inc.	3,596	147
			13,706
Consumer Staples (2.0%)
	AGT Food & Ingredients Inc.	50,000	623
	Mondelez International Inc. Class A	6,879	318
	Colgate-Palmolive Co.	4,917	318
	Archer-Daniels-Midland Co.	6,867	308
†	Church & Dwight Co. Inc.	4,415	285
	Procter & Gamble Co.	2,956	285
	Kimberly-Clark Corp.	2,557	285
	PepsiCo Inc.	2,498	282
	Hershey Co.	2,645	281
	Coca-Cola Co.	5,815	280
	Hormel Foods Corp.	6,592	279
	Costco Wholesale Corp.	1,281	275
	Estee Lauder Cos. Inc. Class A	2,010	274
	Lamb Weston Holdings Inc.	3,751	271
†	Sysco Corp.	4,159	266
	Clorox Co.	1,768	262
	McCormick & Co. Inc.	2,039	252

	Constellation Brands Inc. Class A	1,350	234
	Kraft Heinz Co.	4,232	203
	Altria Group Inc.	3,758	186
	Tyson Foods Inc. Class A	2,085	129
	Walgreens Boots Alliance Inc.	1,612	117
			6,013
Energy (1.0%)
*	Rowan Cos. plc Class A	149,911	1,827
	Chevron Corp.	2,303	264
	Exxon Mobil Corp.	3,591	263
	Occidental Petroleum Corp.	3,619	242
*	WildHorse Resource Development Corp.	10,554	179
	Kinder Morgan Inc.	9,638	175
	ONEOK Inc.	722	46
			2,996
Financials (11.3%)
	Aspen Insurance Holdings Ltd.	119,000	4,966
	Investment Technology Group Inc.	158,000	4,781
	Navigators Group Inc.	50,000	3,490
	Stewart Information Services Corp.	72,000	3,200
	MB Financial Inc.	69,975	3,105
	Jardine Lloyd Thompson Group plc	100,000	2,492
	BinckBank NV	300,000	2,142
*	BSB Bancorp Inc.	37,100	1,197
	Beneficial Bancorp Inc.	39,991	623
*	Genworth Financial Inc. Class A	75,000	363
	Marsh & McLennan Cos. Inc.	3,542	312
†	Starwood Property Trust Inc.	14,046	310
	Annaly Capital Management Inc.	29,669	310
	American National Insurance Co.	2,199	306
	Erie Indemnity Co. Class A	2,078	304
	White Mountains Insurance Group Ltd.	339	303
†	Progressive Corp.	4,496	303
	Hartford Financial Services Group Inc.	6,389	300
†	S&P Global Inc.	1,558	299
	Arthur J Gallagher & Co.	3,978	297
*	Berkshire Hathaway Inc. Class B	1,436	295
	Aon plc	1,887	295
	AGNC Investment Corp.	16,414	294
	Nasdaq Inc.	3,328	293
	Aflac Inc.	6,018	287
	American Express Co.	2,780	286
	WR Berkley Corp.	3,709	285
	Willis Towers Watson plc	1,730	282
	US Bancorp	5,385	276
	Torchmark Corp.	3,252	272
*	Markel Corp.	258	272
	Brown & Brown Inc.	9,963	271
	MFA Financial Inc.	36,100	265
	Old Republic International Corp.	12,716	256
	Chubb Ltd.	1,923	256
	Loews Corp.	5,281	253
	Allstate Corp.	2,849	250
	American Financial Group Inc.	2,413	230
	Chimera Investment Corp.	11,970	228
	Travelers Cos. Inc.	1,723	216

	TFS Financial Corp.	9,278	151
*	Arch Capital Group Ltd.	1,205	35
			34,951
Health Care (9.7%)
*	athenahealth Inc.	39,000	5,255
*	NxStage Medical Inc.	158,829	4,617
*	Pacific Biosciences of California Inc.	600,000	4,152
*	Loxo Oncology Inc.	14,000	3,284
*	Civitas Solutions Inc.	180,000	3,191
*	Celgene Corp.	30,000	2,654
	Anthem Inc.	1,038	315
	Danaher Corp.	2,825	313
	Thermo Fisher Scientific Inc.	1,252	308
†	Baxter International Inc.	4,235	307
	Cooper Cos. Inc.	1,089	304
	Stryker Corp.	1,697	301
	Quest Diagnostics Inc.	3,448	301
*	Mettler-Toledo International Inc.	470	300
	Eli Lilly & Co.	2,488	298
	Becton Dickinson and Co.	1,182	295
	Hill-Rom Holdings Inc.	2,921	292
	UnitedHealth Group Inc.	1,081	292
	PerkinElmer Inc.	3,195	289
*	Boston Scientific Corp.	7,551	288
†	STERIS plc	2,507	286
	Amgen Inc.	1,519	284
	Johnson & Johnson	2,130	284
	Zoetis Inc.	3,263	281
	Abbott Laboratories	3,763	275
†	Medtronic plc	3,084	273
	Merck & Co. Inc.	3,655	272
	Pfizer Inc.	6,324	268
	Chemed Corp.	898	268
*	Laboratory Corp. of America Holdings	1,632	227
			30,074
Industrials (13.1%)
	Dun & Bradstreet Corp.	35,000	5,066
*	Esterline Technologies Corp.	39,000	4,746
	USG Corp.	105,000	4,531
	L3 Technologies Inc.	22,000	4,331
*	Nexeo Solutions Inc.	388,328	3,650
	LSC Communications Inc.	407,998	3,235
*	Ceva Logistics AG	100,000	3,023
	Essendant Inc.	165,015	2,112
*	Sparton Corp.	85,400	1,571
	AMERCO	882	320
	Waste Management Inc.	3,271	313
	Toro Co.	5,186	309
	Honeywell International Inc.	2,129	306
	Ingersoll-Rand plc	3,052	305
	Kansas City Southern	2,872	304
	Republic Services Inc. Class A	3,957	304
	Roper Technologies Inc.	1,054	299
	Fortive Corp.	3,944	296
†,*	IHS Markit Ltd.	5,552	288
	IDEX Corp.	2,050	283

*	Verisk Analytics Inc. Class A	2,404	282
†	CH Robinson Worldwide Inc.	3,212	279
	Allegion plc	3,226	277
	Eaton Corp. plc	3,621	276
	United Technologies Corp.	2,335	276
†	Rollins Inc.	7,348	274
	AMETEK Inc.	3,744	273
†	Expeditors International of Washington Inc.	3,924	272
	KAR Auction Services Inc.	5,008	260
	3M Co.	1,273	255
	Illinois Tool Works Inc.	1,800	247
	Pentair plc	5,831	240
	Snap-on Inc.	1,429	237
	Lockheed Martin Corp.	812	235
	Raytheon Co.	1,362	224
	Stanley Black & Decker Inc.	1,773	224
	General Dynamics Corp.	1,282	219
	JB Hunt Transport Services Inc.	2,013	216
	Watsco Inc.	755	111
	Johnson Controls International plc	3,161	107
	Valmont Industries Inc.	276	36
			40,412
Information Technology (14.7%)
*	ARRIS International plc	167,000	5,242
*	Red Hat Inc.	29,000	5,157
	Travelport Worldwide Ltd.	320,000	5,011
*	Electro Scientific Industries Inc.	153,000	4,590
*	Orbotech Ltd.	62,000	3,802
*	Gemalto NV	63,000	3,654
*	Luxoft Holding Inc. Class A	54,300	3,151
*	First Data Corp. Class A	100,000	2,465
	MYOB Group Ltd.	750,000	1,851
*	MINDBODY Inc. Class A	44,700	1,630
	Versum Materials Inc.	14,000	515
*	Fiserv Inc. XNGS	3,718	308
	Amphenol Corp. Class A	3,473	305
*	Black Knight Inc.	6,188	304
*	Arrow Electronics Inc.	3,977	302
	Genpact Ltd.	10,085	301
	Cognizant Technology Solutions Corp. Class A	4,288	299
	Fidelity National Information Services Inc.	2,852	298
†	Mastercard Inc. Class A	1,405	297
	CDK Global Inc.	6,060	296
	Citrix Systems Inc.	2,858	293
	Booz Allen Hamilton Holding Corp. Class A	5,931	291
	Cisco Systems Inc.	6,149	291
	Automatic Data Processing Inc.	2,072	290
	Paychex Inc.	4,067	288
*	Synopsys Inc.	3,014	281
†	Accenture plc Class A	1,814	279
	Visa Inc. Class A	2,059	278
†	Microsoft Corp.	2,657	278
†	Jack Henry & Associates Inc.	2,048	274
	Leidos Holdings Inc.	4,710	273
†	CDW Corp.	3,250	271
	Avnet Inc.	6,470	267
	Motorola Solutions Inc.	2,180	255

	Amdocs Ltd.	4,391	245
	International Business Machines Corp.	1,815	244
†	Broadridge Financial Solutions Inc.	2,401	242
*	Tyler Technologies Inc.	1,263	239
	FLIR Systems Inc.	4,743	232
*	EchoStar Corp. Class A	4,974	204
	Western Union Co.	8,834	161
			45,254
Materials (2.2%)
	RPC Group plc	95,446	994
	Silgan Holdings Inc.	12,186	337
	Ball Corp.	6,355	332
	Valvoline Inc.	14,700	325
	WR Grace & Co.	4,520	321
	Sonoco Products Co.	5,568	321
	Ecolab Inc.	1,972	312
*	Axalta Coating Systems Ltd.	12,013	308
	International Flavors & Fragrances Inc.	2,137	303
	Air Products & Chemicals Inc.	1,793	295
	Sherwin-Williams Co.	690	291
	Avery Dennison Corp.	2,780	290
	AptarGroup Inc.	2,846	282
	PPG Industries Inc.	2,633	278
	NewMarket Corp.	692	277
	Ashland Global Holdings Inc.	3,631	276
†	RPM International Inc.	4,678	267
	Newmont Mining Corp.	7,735	264
*	Berry Global Group Inc.	5,046	248
	Sealed Air Corp.	6,195	245
	Eastman Chemical Co.	2,830	228
			6,794
Real Estate (3.7%)
	Agellan Commercial REIT	246,000	2,655
	Propertylink Group	2,000,000	1,689
	WP Carey Inc.	4,397	329
	Liberty Property Trust	6,874	324
	Gaming and Leisure Properties Inc.	8,578	322
	AvalonBay Communities Inc.	1,667	321
	UDR Inc.	7,176	314
	Equity Commonwealth	9,548	309
	Equity Residential	4,239	307
	American Homes 4 Rent Class A	13,690	303
	Sun Communities Inc.	2,729	300
†	Equity LifeStyle Properties Inc.	2,820	298
†	Douglas Emmett Inc.	7,852	297
	Duke Realty Corp.	10,057	294
	Invitation Homes Inc.	12,858	289
	Essex Property Trust Inc.	1,047	284
	Columbia Property Trust Inc.	12,856	284
†	Brandywine Realty Trust	18,538	279
	Park Hotels & Resorts Inc.	9,266	279
	Camden Property Trust	2,838	275
	Apple Hospitality REIT Inc.	15,770	259
	Mid-America Apartment Communities Inc.	2,528	256
*	Howard Hughes Corp.	2,186	243
	Highwoods Properties Inc.	4,560	202

	Welltower Inc.	2,066	160
	Paramount Group Inc.	9,022	131
	Simon Property Group Inc.	657	120
	Kilroy Realty Corp.	1,130	79
	VEREIT Inc.	6,903	56
			11,258
Utilities (4.6%)
	Vectren Corp.	62,000	4,488
	Connecticut Water Service Inc.	44,536	3,021
	Southern Co.	6,406	311
	CenterPoint Energy Inc.	9,914	306
	CMS Energy Corp.	5,791	302
	NextEra Energy Inc.	1,680	301
	American Water Works Co. Inc.	3,138	300
	UGI Corp.	5,253	300
	Atmos Energy Corp.	3,051	298
	WEC Energy Group Inc.	4,075	298
	Pinnacle West Capital Corp.	3,375	297
	Hawaiian Electric Industries Inc.	7,961	296
	Xcel Energy Inc.	5,603	293
	American Electric Power Co. Inc.	3,700	293
	Eversource Energy	4,200	291
	DTE Energy Co.	2,470	291
	Exelon Corp.	6,037	288
†	Evergy Inc.	5,024	288
	Duke Energy Corp.	3,274	287
	Dominion Energy Inc.	3,997	281
	Consolidated Edison Inc.	3,551	276
	Alliant Energy Corp.	5,767	256
	Ameren Corp.	3,500	243
	OGE Energy Corp.	4,972	204
	Aqua America Inc.	5,158	181
	PPL Corp.	5,123	160
	Avangrid Inc.	2,317	116
			14,266
Total Common Stocks—Long Positions (Cost $203,835)			212,197
Common Stocks Sold Short (-21.0%)
Communication Services (-0.8%)
*	United States Cellular Corp.	(5,608)	(323)
*	Twitter Inc.	(9,193)	(309)
*	Netflix Inc.	(896)	(304)
	Lions Gate Entertainment Corp. Class B	(16,461)	(289)
*	Take-Two Interactive Software Inc.	(2,733)	(288)
*	TripAdvisor Inc.	(5,019)	(288)
*	Discovery Communications Inc.	(10,053)	(268)
	CenturyLink Inc.	(14,818)	(227)
*	Zillow Group Inc. Class C	(5,623)	(197)
*	Zillow Group Inc. Class A	(2,758)	(96)
			(2,589)
Consumer Discretionary (-1.9%)
*	Under Armour Inc. Class A	(15,922)	(330)
*	Floor & Decor Holdings Inc. Class A	(9,452)	(324)
*	Caesars Entertainment Corp.	(35,433)	(324)
	Wynn Resorts Ltd.	(2,611)	(321)
	Newell Brands Inc.	(15,134)	(321)

*	Wayfair Inc.	(2,876)	(315)
	Foot Locker Inc.	(5,514)	(308)
	L Brands Inc.	(10,960)	(305)
*	Chipotle Mexican Grill Inc. Class A	(570)	(302)
	Dick’s Sporting Goods Inc.	(8,510)	(301)
*	GrubHub Inc.	(3,580)	(288)
*	Mattel Inc.	(24,152)	(286)
	Kohl’s Corp.	(4,067)	(279)
	Ralph Lauren Corp. Class A	(2,402)	(279)
*	Tesla Inc.	(872)	(268)
	International Game Technology plc	(15,786)	(258)
*	Michaels Cos. Inc.	(16,990)	(235)
	Polaris Industries Inc.	(2,691)	(226)
	Thor Industries Inc.	(3,294)	(215)
	Macy’s Inc.	(8,154)	(214)
	Adient plc	(5,956)	(118)
			(5,817)
Consumer Staples (-0.3%)
*	TreeHouse Foods Inc.	(5,578)	(326)
	Spectrum Brands Holdings Inc.	(5,822)	(325)
	Coty Inc. Class A	(27,757)	(215)
			(866)
Energy (-2.6%)
	Ensco plc Class A	(412,255)	(1,814)
*	Weatherford International plc	(489,813)	(318)
	Nabors Industries Ltd.	(106,273)	(315)
	SM Energy Co.	(15,788)	(310)
	RPC Inc.	(28,506)	(308)
*	Whiting Petroleum Corp.	(10,607)	(304)
*	CNX Resources Corp.	(24,637)	(299)
*	Centennial Resource Development Inc. Class A	(21,998)	(290)
	Patterson-UTI Energy Inc.	(23,501)	(285)
	Range Resources Corp.	(25,373)	(280)
*	Transocean Ltd.	(32,059)	(275)
*	QEP Resources Inc.	(33,140)	(274)
*	Extraction Oil & Gas Inc.	(65,583)	(258)
	Hess Corp.	(4,395)	(237)
*	Kosmos Energy Ltd.	(45,121)	(231)
	PBF Energy Inc. Class A	(6,249)	(229)
	Marathon Oil Corp.	(14,102)	(223)
	Apache Corp.	(6,669)	(219)
	HollyFrontier Corp.	(3,804)	(214)
*	Apergy Corp.	(6,330)	(213)
*	Continental Resources Inc.	(4,524)	(209)
*	WPX Energy Inc.	(16,068)	(197)
	Noble Energy Inc.	(8,701)	(194)
	Devon Energy Corp.	(6,957)	(185)
*	Parsley Energy Inc. Class A	(9,549)	(177)
*	Chesapeake Energy Corp.	(56,316)	(161)
	Baker Hughes a GE Co. Class A	(5,366)	(126)
			(8,145)
Financials (-2.7%)
	Fifth Third Bancorp	(101,463)	(2,721)
	Fidelity National Financial Inc.	(46,260)	(1,673)
	People’s United Financial Inc.	(74,200)	(1,215)
	WSFS Financial Corp.	(12,049)	(508)

*	OneMain Holdings Inc.	(11,583)	(346)
*	SVB Financial Group	(1,481)	(346)
	Bank OZK	(9,824)	(298)
	Virtu Financial Inc. Class A	(11,497)	(294)
	Santander Consumer USA Holdings Inc.	(14,374)	(274)
	Mercury General Corp.	(4,938)	(255)
*	Brighthouse Financial Inc.	(6,533)	(244)
			(8,174)
Health Care (-2.7%)
	Bristol-Myers Squibb Co.	(30,000)	(1,481)
*	Tivity Health Inc.	(25,049)	(558)
*	Sarepta Therapeutics Inc.	(2,614)	(365)
*	Veeva Systems Inc. Class A	(3,206)	(350)
*	Exact Sciences Corp.	(3,751)	(338)
*	Bluebird Bio Inc.	(2,488)	(332)
*	Align Technology Inc.	(1,324)	(330)
*	Seattle Genetics Inc.	(4,218)	(322)
*	Penumbra Inc.	(2,194)	(319)
*	Alkermes plc	(9,534)	(313)
*	Incyte Corp.	(3,786)	(305)
*	Alnylam Pharmaceuticals Inc.	(3,641)	(304)
*	DexCom Inc.	(2,155)	(304)
*	Ionis Pharmaceuticals Inc.	(5,154)	(299)
*	Neurocrine Biosciences Inc.	(3,359)	(296)
*	ABIOMED Inc.	(842)	(296)
*	Nektar Therapeutics Class A	(6,970)	(295)
*	Sage Therapeutics Inc.	(2,032)	(290)
*	Molina Healthcare Inc.	(2,170)	(289)
*	Exelixis Inc.	(12,180)	(287)
*	Alexion Pharmaceuticals Inc.	(2,319)	(285)
*	Agios Pharmaceuticals Inc.	(5,236)	(281)
*	Acadia Healthcare Co. Inc.	(6,782)	(185)
			(8,424)
Industrials (-4.3%)
	Harris Corp.	(28,600)	(4,381)
	Quad/Graphics Inc.	(254,998)	(3,445)
*	Univar Inc.	(118,440)	(2,467)
	Macquarie Infrastructure Corp.	(7,283)	(314)
	nVent Electric plc	(11,992)	(300)
	GrafTech International Ltd.	(21,695)	(287)
	Arconic Inc.	(14,053)	(264)
	Nielsen Holdings plc	(9,969)	(256)
	WW Grainger Inc.	(857)	(253)
*	Gardner Denver Holdings Inc.	(8,861)	(219)
*	United Rentals Inc.	(1,708)	(214)
	Fluor Corp.	(5,536)	(202)
	American Airlines Group Inc.	(5,501)	(197)
	Terex Corp.	(6,382)	(196)
*	XPO Logistics Inc.	(2,677)	(163)
			(13,158)
Information Technology (-5.1%)
*	Fiserv Inc.	(30,300)	(2,513)
	KLA-Tencor Corp.	(15,500)	(1,652)
	Entegris Inc.	(15,680)	(518)
*	Okta Inc.	(4,348)	(358)
*	Advanced Micro Devices Inc.	(14,381)	(351)

*	Twilio Inc. Class A	(3,127)	(348)
*	Micron Technology Inc.	(8,867)	(339)
*	Splunk Inc.	(2,693)	(336)
*	Ceridian HCM Holding Inc.	(8,157)	(336)
*	IPG Photonics Corp.	(2,483)	(330)
*	Pure Storage Inc. Class A	(18,327)	(328)
	Switch Inc.	(39,309)	(328)
*	2U Inc.	(5,659)	(322)
*	Atlassian Corp. plc Class A	(3,269)	(322)
*	Zendesk Inc.	(4,615)	(312)
*	Pluralsight Inc. Class A	(10,359)	(311)
	Lam Research Corp.	(1,818)	(308)
*	Square Inc.	(4,308)	(307)
*	DocuSign Inc. Class A	(6,214)	(307)
*	Coherent Inc.	(2,587)	(306)
	NVIDIA Corp.	(2,114)	(304)
*	Nutanix Inc.	(5,749)	(294)
*	Autodesk Inc.	(2,000)	(294)
	LogMeIn Inc.	(3,095)	(288)
	MKS Instruments Inc.	(3,440)	(281)
	Applied Materials Inc.	(7,134)	(279)
*	Arista Networks Inc.	(1,271)	(273)
*	Manhattan Associates Inc.	(5,595)	(273)
*	FireEye Inc.	(14,949)	(264)
*	First Solar Inc.	(5,181)	(262)
*	RingCentral Inc. Class A	(2,802)	(259)
*	ON Semiconductor Corp.	(12,867)	(258)
	Universal Display Corp.	(2,464)	(256)
	Teradyne Inc.	(7,105)	(256)
*	NCR Corp.	(9,289)	(248)
	Marvell Technology Group Ltd.	(12,659)	(235)
	NetApp Inc.	(3,641)	(232)
	Cypress Semiconductor Corp.	(15,515)	(215)
*	CommScope Holding Co. Inc.	(9,187)	(192)
	Western Digital Corp.	(4,044)	(182)
*	Akamai Technologies Inc.	(1,798)	(117)
	Cognex Corp.	(1,271)	(58)
	Symantec Corp.	(2,745)	(58)
			(15,610)
Materials (-0.3%)
	United States Steel Corp.	(13,184)	(297)
	Freeport-McMoRan Inc.	(25,136)	(293)
*	Alcoa Corp.	(8,369)	(248)
	Chemours Co.	(6,055)	(217)
			(1,055)
Real Estate (-0.3%)
	SITE Centers Corp.	(24,552)	(321)
	Uniti Group Inc.	(14,748)	(294)

	Colony Capital Inc.	(46,056)	(279)
			(894)
Total Common Stocks Sold Short (Proceeds $70,678)			(64,732)
Temporary Cash Investments (23.9%)
Money Market Fund (13.5%)
1	Vanguard Market Liquidity Fund, 2.572%	416,124	41,612

		Face Amount ($000)
U.S. Government and Agency Obligations (10.4%)
2	United States Treasury Bill, 2.280%, 2/7/19	5,000	4,998
2,3	United States Treasury Bill, 2.366%, 2/21/19	9,000	8,988
2	United States Treasury Bill, 2.314%, 2/28/19	3,500	3,494
2	United States Treasury Bill, 2.439%, 4/11/19	1,500	1,493
2,3	United States Treasury Bill, 2.474%-2.479%, 5/9/19	3,100	3,080
2,3	United States Treasury Bill, 2.492%, 5/23/19	2,500	2,482
3	United States Treasury Bill, 2.419%, 6/13/19	4,500	4,461
	United States Treasury Bill, 2.473%, 7/18/19	3,000	2,967
			31,963
Total Temporary Cash Investments (Cost $73,572)			73,575
†,2 Other Assets and Liabilities-Net (28.3%)			87,436
Net Assets (100%)			308,476

†

Long security positions with a value of $7,066,000 and cash of $68,965,000 are held in a segregated account at the fund’s custodian bank and pledged to a broker-dealer as collateral for the fund’s obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Securities with a value of $13,991,000 have been segregated as initial margin for open futures contracts.
3	Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies Fund.
REIT—Real Estate Investment Trust.

					($000)
	Expiration	Number of Long (Short Contracts	)	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2019	779		165,404	1,107
5-Year U.S. Treasury Note	March 2019	340		39,052	687
10-Year U.S. Treasury Note	March 2019	207		25,351	692
FTSE 100 Index	March 2019	95		8,626	281
S&P TSX 60	March 2019	61		8,619	138
Amsterdam Exchange Index	February 2019	72		8,575	426
CAC 40 Index	February 2019	149		8,533	189
SPI 200 Index	March 2019	80		8,464	352

Alternative Strategies Fund

IBEX 35 Index	February 2019	81	8,416	280
LME Zinc[1]	March 2019	110	7,531	712
LME Copper[1]	March 2019	46	7,093	292
LME Tin[1]	March 2019	67	7,005	77
NY Harbor ULSD[1]	March 2019	87	6,860	81
Wheat[1]	March 2019	265	6,844	40
Live Cattle[1]	April 2019	135	6,820	(24)
Soybean Meal[1]	March 2019	219	6,789	(25)
Natural Gas[1]	March 2019	226	6,360	(990)
				4,315

Short Futures Contracts
Hang Seng Index	February 2019	(48)	(8,581)	(211)
KOSPI 200 Index	March 2019	(133)	(8,575)	(952)
Topix Index	March 2019	(59)	(8,501)	(120)
MSCI Singapore Index	February 2019	(317)	(8,450)	(18)
OMX Stockholm 30 Index	February 2019	(509)	(8,532)	(332)
DAX 30 Index	March 2019	(26)	(8,319)	(268)
Soybean Oil[1]	March 2019	(400)	(7,241)	(302)
WTI Crude Oil[1]	March 2019	(132)	(7,100)	(298)
LME Aluminium[1]	March 2019	(148)	(7,073)	(259)
Coffee[1]	March 2019	(178)	(7,069)	320
Cotton No. 2[1]	March 2019	(186)	(6,919)	230
Sugar #11[1]	February 2019	(473)	(6,744)	(111)
Cocoa[1]	May 2019	(289)	(6,384)	296
Lean Hogs[1]	April 2019	(255)	(6,143)	776
				(1,249)
				3,066

1  Security is owned by the subsidiary.

Alternative Strategies Fund

Forward Currency Contracts

		Contract Amount (000)
Counterparty	Contract Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation ($000	) )

BNP Paribas	2/8/19	CAD	55,367	USD	40,650	1,495

Bank of America, N.A.	2/8/19	NOK	351,029	USD	40,296	1,340

Bank of America, N.A.	2/8/19	AUD	57,583	USD	40,270	1,592

BNP Paribas	2/8/19	USD	40,809	JPY	4,447,879	(49)

BNP Paribas	2/8/19	USD	40,534	CHF	39,963	320

Bank of America, N.A.	2/8/19	USD	40,427	EUR	35,462	(190)

Bank of America, N.A.	2/8/19	USD	5,447	EUR	4,777	(23)

BNP Paribas	2/8/19	USD	4,738	AUD	6,769	(184)

BNP Paribas	2/8/19	USD	3,136	CAD	4,273	(116)

BNP Paribas	2/8/19	USD	3,046	CHF	3,000	27

BNP Paribas	2/8/19	USD	2,401	GBP	1,900	(92)

Bank of America, N.A.	2/8/19	USD	2,209	AUD	3,092	(38)

Bank of America, N.A.	2/8/19	USD	498	GBP	380	—

Bank of America, N.A.	2/8/19	USD	466	GBP	354	2

Bank of America, N.A.	2/8/19	USD	281	EUR	245	—
						4,084

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

EUR—euro.

GBP—British pound.

NOK—Norwegian krone.

USD—U.S. dollar.

Alternative Strategies Fund

At January 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $1,097,000 and cash of $2,470,000 in connection with open forward currency contracts.

A. Basis for Consolidation: Vanguard ASF Portfolio (“the subsidiary”) commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law  (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of January 31, 2019, the fund held $24,923,000 in the subsidiary, representing 8% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

D. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated.

This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

E. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Alternative Strategies Fund

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of January 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks—Long Positions	192,715	19,482	—
Common Stocks Sold Short	(64,732)	—	—
Temporary Cash Investments	41,612	31,963	—
Futures Contracts—Assets[1]	1,292	—	—
Futures Contracts—Liabilities[1]	(1,325)	—	—
Forward Currency Contracts—Assets	—	4,776	—
Forward Currency Contracts—Liabilities	—	(692)	—
Total	169,562	55,529	—

1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The fund also uses interest rate futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund uses global equity index futures contracts to capture excess return opportunities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Consolidated Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

G. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in

Alternative Strategies Fund

accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES’ EQUITY FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES’ EQUITY FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 19, 2019

VANGUARD TRUSTEES’ EQUITY FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.